INCOME TAXES - Narratives (Details) ¥ in Millions, $ in Millions		1 Months Ended						12 Months Ended					60 Months Ended
	Jan. 01, 2008	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Nov. 30, 2018	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2027
Income tax
Effective tax rate (in %)								25.00%	25.00%	25.00%	25.00%
Percentage of reduction for the first RMB 3 million of taxable income (in %)													75.00%
(Loss) income before income taxes
Income before income taxes								¥ 7,302	$ 1,044	¥ 4,805	¥ 5,349
CHINA
Income tax
Effective tax rate (in %)	25.00%
Preferential income tax rate (in %)								20.00%	20.00%
Percentage of reduction for the first RMB 1 million of taxable income (in %)												87.50%
Percentage of reduction for annual taxable income between RMB 1 million and 3 million (in %)												75.00%
(Loss) income before income taxes
PRC Mainland								¥ 7,134		5,414	5,833
Germany
Income tax
Effective tax rate (in %)								15.00%	15.00%
Effective income tax rate including solidarity surcharge (in %)								15.825%	15.825%
(Loss) income before income taxes
Income taxes foreign								¥ 52		(857)	(463)
Germany | Minimum
Income tax
Municipal Trade Tax (in %)								7.00%	7.00%
Germany | Maximum
Income tax
Municipal Trade Tax (in %)								21.00%	21.00%
All others
(Loss) income before income taxes
Income taxes foreign								¥ 116		¥ 248	¥ (21)
All others | Minimum
Income tax
Effective tax rate (in %)								9.00%	9.00%
All others | Maximum
Income tax
Effective tax rate (in %)								25.00%	25.00%
Jizhu Shanghai | CHINA
Income tax
Effective tax rate (in %)			15.00%		15.00%		15.00%
Huazhu Cloud | CHINA
Income tax
Effective tax rate (in %)		15.00%		15.00%		15.00%